EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Share-based Compensation Weighted Average Assumptions (Details) - Stock Options	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (usd per share)	$ 5.95
Risk-free rate	0.80%
Dividend yield	0.00%
Expected volatility	50.50%
Expected term (in years)	6 years 1 month 6 days